UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number
of Shares		Value

	COMMON STOCKS - 94.7%
	CONSUMER DISCRETIONARY - 32.3%
	Auction House/Art Dealer - 0.5%
12,475	Sotheby's	$528,316

	Broadcast Services/Programs - 5.8%
400	Discovery Communications, Inc. - Class A*	15,920
57,950	Grupo Televisa SA - ADR	1,285,910
41,400	Liberty Media Corp. - Capital - Class A*	3,304,134
13,000	Liberty Media Corp. - Starz - Class A*	997,880
940,000	Phoenix Satellite Television Holdings Ltd.	359,416
		5,963,260
	Building - Residential/Commercial - 0.1%
6,000	Brookfield Residential Properties, Inc.*	59,820

	Cable/Satellite TV - 0.3%
11,000	DISH Network Corp. - Class A*	325,930

	Casino Hotels - 5.2%
342,000	Genting Bhd	1,246,779
45,130	Las Vegas Sands Corp.*	2,129,233
12,409	Wynn Resorts Ltd.	1,907,015
		5,283,027
	Commercial Services - 1.7%
156,000	Live Nation Entertainment, Inc.*	1,731,600

	Consumer Products - Miscellaneous - 2.8%
93,778	Jarden Corp.	2,906,180

	Cruise Line - 0.3%
10,146	Carnival Corp.	337,862

	Diversified Operations/Commercial Services - 2.4%
56,103	Icahn Enterprises LP	2,490,973

	E-Commerce/Service - 0.3%
21,000	Liberty Media Corp. - Interactive - Class A*	344,610

	Motion Pictures & Services - 0.6%
27,805	DreamWorks Animation SKG, Inc. - Class A*	607,817

	Multimedia - 1.8%
37,200	Viacom, Inc. - Class B	1,801,224

	Professional Sports - 0.0%
200	Madison Square Garden Co. - Class A*	5,300

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number
of Shares		Value

	Retail - Apparel/Shoes - 0.1%
3,400	Limited Brands, Inc.	$128,724

	Retail - Automobiles - 3.1%
84,550	AutoNation, Inc.*	3,179,926

	Retail - Major Department Stores - 6.3%
11,000	JC Penny Co., Inc.	338,360
87,271	Sears Holdings Corp.*	6,080,171
		6,418,531
	Television - 1.0%
1,200	AMC Networks, Inc. - Class A*	44,628
36,400	CBS Corp. - Class B	996,268
		1,040,896

		33,153,996
	CONSUMER STAPLES - 0.5%
	Consumer Products - Miscellaneous - 0.5%
36,797	Prestige Brands Holdings, Inc.*	449,659

		449,659
	ENERGY - 5.6%
	Oil Companies-Exploration & Production - 1.3%
1,300	Continental Resources, Inc.*	89,167
54,966	Penn West Petroleum Ltd.	1,226,291
		1,315,458
	Oil Companies-Integrated - 4.3%
54,012	Cenovus Energy, Inc.	2,071,360
54,260	Imperial Oil Ltd.	2,389,068
		4,460,428

		5,775,886
	FINANCIALS - 42.9%
	Central Banks - 5.2%
9,100	Bank of Japan*	5,331,039

	Commercial Banks - Central U.S. - 0.7%
12,534	BOK Financial Corp.	682,602

	Diversified Operations - 7.0%
205,599	Leucadia National Corp.	6,922,518
18,000	Swire Pacific Ltd. - Class A - ADR	252,900
		7,175,418

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number
of Shares		Value

	Investment Companies - 0.8%
636,065	Urbana Corp. - Class A*	$772,239

	Investment Management/Advisory Services - 4.5%
37,407	Cohen & Steers, Inc.	1,478,699
2,120,000	Value Partners Group Ltd.	1,681,039
18,419	Virtus Investment Partners, Inc.*	1,446,997
		4,606,735
	Multi-Line Insurance - 0.9%
23,400	Loews Corp.	932,958

	Oil-US Royalty Trusts - 1.3%
28,566	Texas Pacific Land Trust	1,296,896

	Private Equity - 0.1%
4,000	Onex Corp.	143,280

	Real Estate Operations/Developments - 16.0%
147,991	Brookfield Asset Management, Inc. - Class A	4,666,156
156,218	Forest City Enterprises, Inc. - Class A*	2,813,486
504,000	Global Logistic Properties Ltd.*	845,511
356,000	Henderson Land Development Co., Ltd.	2,256,475
96,600	Howard Hughes Corp.*	5,840,436
		16,422,064
	Reinsurance - 1.7%
12,153	Berkshire Hathaway, Inc. - Class B*	901,388
33,557	Greenlight Capital Re Ltd. - Class A*	830,871
		1,732,259
	REITS-Apartments - 0.0%
200	Equity Residential	12,364

	REITS-Diversified - 1.0%
11,321	Vornado Realty Trust	1,059,080

	REITS-Manufactured Homes - 0.7%
11,000	Equity Lifestyle Properties, Inc.	716,760

	REITS-Regional Malls - 0.3%
16,800	General Growth Properties, Inc.	282,408

	REITS-Shopping Centers - 2.7%
795,700	Link REIT	2,782,079

		43,948,181

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number
of Shares		Value

	INDUSTRIALS - 3.0%
	Airport Develop/Maintenance - 0.9%
2,014,000	Beijing Capital International Airport Co., Ltd. - Class H	$945,789

	Distribution/Wholesale - 0.0%
400	Watsco, Inc.	23,672

	Diversified Manufacturing Operations - 0.0%
200	Colfax Corp.*	5,414
100	Danaher Corp.	4,911
		10,325
	Diversified Operations - 2.1%
31,560	Jardine Strategic Holdings Ltd. - ADR	2,075,070

		3,054,856
	INFORMATION TECHNOLOGY - 4.1%
	Commercial Services - Finance - 2.3%
8,000	Mastercard, Inc. - Class A	2,426,000

	E-Commerce/Service - 1.3%
32,000	IAC/InterActiveCorp.*	1,324,480

	Satellite Telecom - 0.5%
11,600	EchoStar Corp. - Class A*	388,136
1,400	Loral Space & Communications, Inc.*	91,392
		479,528

		4,230,008
	MATERIALS - 6.3%
	Chemicals-Specialty - 0.1%
2,000	Valhi, Inc.	108,440

	Gold Mining - 6.2%
115,380	Franco-Nevada Corp.	4,824,356
241,800	US Gold Corp.*	1,535,430
		6,359,786
	Non-Ferrous Metals - 0.0%
1,200	Titanium Metals Corp.	21,348

		6,489,574
	TOTAL COMMON STOCKS
	(Cost $84,766,266)	97,102,160

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number
of Shares		Value

	EXCHANGE TRADED FUND - 1.6%
	Gaming & Entertainment - 1.6%
46,086	Market Vectors - Gaming	$1,673,844
	(Cost $934,275)

Principal
Amount

	SHORT-TERM INVESTMENT- 4.3%
$4,365,049	UMB Money Market Fiduciary, 0.01%†	4,365,049
	(Cost $4,365,049)

	TOTAL INVESTMENTS - 100.6%
	(Cost $90,065,590)	103,141,053
	Liabilities less Other Assets - (0.6)%	(572,032)
	Total Net Assets - 100.0%	$102,569,021

ADR - American Depository Receipt
REIT - Real Estate Investment Trust

* Non-income producing security.
† The rate quoted is the annualized seven-day yield of the Fund at the period-end.

See accompanying Notes to Schedule of Investments

Liberty Street Horizon Fund
SUMMARY OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Real Estate Operations/Developments	16.0%
Diversified Operations (Financials)	7.0%
Retail - Major Department Stores	6.3%
Gold Mining	6.2%
Broadcast Services/Programs	5.8%
Casino Hotels	5.2%
Central Banks	5.2%
Investment Management/Advisory Services	4.5%
Oil Companies-Integrated	4.3%
Retail - Automobiles	3.1%
Consumer Products - Miscellaneous (Consumer Discretionary)	2.8%
REITS-Shopping Centers	2.7%
Diversified Operations/Commercial Services (Consumer Discretionary)	2.4%
Commercial Services - Finance	2.3%
Diversified Operations (Industrials)	2.1%
Multimedia	1.8%
Commercial Services (Consumer Discretionary)	1.7%
Reinsurance	1.7%
E-Commerce/Service (Information Technology)	1.3%
Oil Companies-Exploration & Production	1.3%
Oil-US Royalty Trusts	1.3%
REITS-Diversified	1.0%
Television	1.0%
Airport Develop/Maintenance	0.9%
Multi-Line Insurance	0.9%
Investment Companies	0.8%
Commercial Banks - Central U.S.	0.7%
REITS-Manufactured Homes	0.7%
Motion Pictures & Services	0.6%
Auction House/Art Dealer	0.5%
Consumer Products - Miscellaneous (Consumer Staples)	0.5%
Satellite Telecom	0.5%
Cable/Satellite TV	0.3%
Cruise Line	0.3%
E-Commerce/Service (Consumer Discretionary)	0.3%
REITS-Regional Malls	0.3%
Building - Residential/Commercial	0.1%
Chemicals-Specialty	0.1%
Private Equity	0.1%
Retail - Apparel/Shoes	0.1%
Distribution/Wholesale	0.0%
Diversified Manufacturing Operations	0.0%
Non-Ferrous Metals	0.0%
Professional Sports	0.0%
REITS-Apartments	0.0%
Total Common Stocks	94.7%
Exchange Traded Fund
Gaming & Entertainment	1.6%
Short-Term Investment	4.3%
Total Investments	100.6%
Liabilities less Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments

Liberty Street Horizon Fund
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)

Note 1 – Organization
The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares.  A Shares commenced operations on May 4, 2007.
C Shares commenced operations on May 24, 2007.  Institutional Shares commenced operations on July 11, 2007.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the exchange on which the security principally trades and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

Liberty Street Horizon Fund
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)
(Continued)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At July 31, 2011, the Fund did not have any forward contracts outstanding.

Note 3 – Federal Income Taxes
At July 31, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$90,321,042

Gross Unrealized Appreciation	$21,222,784
Gross Unrealized Depreciation	(8,402,679)
Net Unrealized Appreciation on Investments and Foreign Currency Translations	$12,820,105

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Liberty Street Horizon Fund
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)
(Continued)

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

Liberty Street Horizon Fund
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2011 (Unaudited)
(Continued)

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$97,102,160	$-	$-	$97,102,160
Exchange-Trade Fund	1,673,844	-	-	1,673,844
Short-Term Investment	4,365,049	-	-	4,365,049
Total Investments, at Value	$103,141,053	$-	$-	$103,141,053

1 All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The fund did not hold any level 2 & 3 securities at 7/31/11.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Liberty Street Horizon Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	9/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	9/27/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	9/27/11

* Print the name and title of each signing officer under his or her signature.